Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia ETF Trust I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000241219
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Real Estate ETF
Trading Symbol	CRED
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Research Enhanced Real Estate ETF (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Real Estate ETF	$18	0.33%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33% [1]
AssetsNet	$ 3,394,236
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,394,236
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Real Estate Sub-industry Allocation

Table Summary
Data Center REITs	15.2%
Other Specialized REITs	14.1%
Industrial REITs	13.9%
Retail REITs	13.8%
Health Care REITs	12.5%
Telecom Tower REITs	8.9%
Hotel & Resort REITs	5.3%
Single-Family Residential REITs	5.2%
Office REITs	4.9%
Diversified REITs	3.5%
Other	1.5%

Asset Allocation

Table Summary
Common Stocks	98.8%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Prologis, Inc.	11.7%
Equinix, Inc.	9.6%
Simon Property Group, Inc.	8.9%
American Tower Corp.	7.2%
Digital Realty Trust, Inc.	5.8%
VICI Properties, Inc.	4.4%
Ventas, Inc.	3.9%
Iron Mountain, Inc.	3.5%
Invitation Homes, Inc.	2.3%
Healthpeak Properties, Inc.	2.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

The Board of Trustees of the Columbia ETF Trust I, based upon the recommendation of Columbia Management Investment Advisers, LLC (the Investment Manager), determined to close and liquidate Columbia Research Enhanced Real Estate ETF (the Liquidating Fund). The last day of trading for the Fund on the NYSE Arca Exchange is expected to be July 24, 2026 (the Cessation Date). The Cessation Date will be the last date for authorized participants to transact in creation units of the Fund.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

Updated Prospectus Phone Number	1-800-426-3750
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/

[1]	Annualized